14A NON-CONTROLLING INTEREST (Details) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2016	Sep. 30, 2017	Dec. 31, 2015	Dec. 31, 2016
Noncontrolling Interest [Line Items]
Ownership percentage by parent	76.00%			76.00%
Additional paid-in capital					$ 1,192,692	$ 15,358,839
Consideration of acquisition					$ 1,000,004	$ 2,607,253
Net income attributable to non-controlling interest	$ (6,632)	$ 0	$ 0	$ (1,850,400)